Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 1,795	$ 2,168
Current Loans	355,076	339,661
Total Loans	356,871	341,829
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	770	718
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,025	1,450
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	377	392
Current Loans	114,335	109,360
Total Loans	114,712	109,752
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Commercial [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	377	392
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	51	296
Current Loans	40,135	26,422
Total Loans	40,186	26,718
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		106
Other Real Estate Construction [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	51	190
Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Current Loans	5,024	5,625
Total Loans	5,024	5,625
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,119	1,356
Current Loans	76,800	80,413
Total Loans	77,919	81,769
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	579	510
Real Estate - Residential [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	540	846
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	131	88
Current Loans	50,375	50,727
Total Loans	50,506	50,815
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	108	66
Home Equity [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	23	22
Other Loans [Member]
Financing Receivable Impaired [Line Items]
Current Loans	2,838	1,687
Total Loans	2,838	1,687
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	34
Current Loans	54,878	55,752
Total Loans	54,912	55,752
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	34
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	83	36
Current Loans	10,691	9,675
Total Loans	10,774	9,711
Accruing Loans 90 or More Days Past Due	0	0
Consumer Loans [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 83	$ 36